Earnings Per Common Share Applicable to Common Shareholders of MUFG (Narrative) (Detail) - ¥ / shares	Aug. 01, 2014	Mar. 31, 2014
Class 11 Preferred Stock [Member]
Earnings Per Common Share [Line Items]
Conversion price	¥ 802.6	¥ 865.9